Trade and Other Receivables - Gross and Net Amount of Accrued Income (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Trade and Other Receivables [Line Items]
Accrued income	£ 13,458	£ 15,790
Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Accrued income	13,466	15,824
Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Accrued income	£ (8)	£ (34)